UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22736

Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street
Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110

Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

January 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks 99.4%
Australia 3.2%
AGL Energy Ltd.	2,472	38,609
BHP Group Ltd.	1,202	30,526
BHP Group PLC	1,473	32,750
Caltex Australia Ltd.	1,010	19,766
Oil Search Ltd.	2,646	15,068
Rio Tinto Ltd.	541	34,339
Rio Tinto PLC	594	32,720
Total		203,778
Austria 0.2%
OMV AG	286	14,243
Canada 1.0%
Atco Ltd. Class I	417	13,193
Magna International, Inc.	314	16,627
Metro, Inc.	377	13,713
Open Text Corp.	531	18,886
Total		62,419
Chile 0.4%
Antofagasta PLC	2,402	27,483
Denmark 0.4%
Carlsberg A/S Class B	233	26,691
Finland 0.4%
UPM-Kymmene OYJ	814	23,593
France 2.2%
BNP Paribas SA	611	28,720
Eiffage SA	240	22,560
Eutelsat Communications SA	1,575	33,434
Publicis Groupe SA	220	13,455
Valeo SA	807	25,252
Vinci SA	213	18,790
Total		142,211
Germany 2.8%
Bayer AG	393	29,853
Deutsche Telekom AG	963	15,680
Fresenius Medical Care AG & Co. KGaA	286	21,121
HeidelbergCement AG	335	23,202
Henkel AG & Co. KGaA	175	16,074
HOCHTIEF AG	180	26,954
KION Group AG	278	16,083
ProSiebenSat.1 Media SE	1,777	31,870
Total		180,837
Hong Kong 2.3%
HKT Trust & HKT Ltd.	14,469	21,316
Kerry Properties Ltd.	10,087	41,651
PCCW Ltd.	61,566	36,641
Swire Properties Ltd.	3,489	13,562

Issuer	Shares	Value ($)

Common Stocks (continued)
Wharf Holdings Ltd. (The)	11,882	35,812
Total		148,982
Israel 0.5%
Bank Hapoalim B.M.	2,030	13,739
Mizrahi Tefahot Bank Ltd.	930	17,281
Total		31,020
Italy 1.3%
Enel SpA	5,797	35,028
Snam SpA	4,968	23,771
Telecom Italia Spa-RSP	52,926	25,938
Total		84,737
Japan 12.8%
Alfresa Holdings Corp.	623	17,156
Astellas Pharma, Inc.	1,725	25,511
Daicel Corp.	1,665	17,441
Dai-ichi Life Holdings, Inc.	815	13,176
Fuji Electric Co. Ltd.	909	27,981
FUJIFILM Holdings Corp.	386	16,546
Hitachi Construction Machinery Co. Ltd.	1,278	32,270
ITOCHU Corp.	1,785	32,664
JXTG Holdings, Inc.	4,392	23,948
Kajima Corp.	2,463	34,988
KDDI Corp.	693	17,339
LIXIL Group Corp.	2,624	38,481
Mitsubishi Chemical Holdings Corp.	4,331	37,134
Mitsubishi Corp.	1,278	37,355
Mitsubishi UFJ Lease & Finance Co. Ltd.	5,560	28,405
Mitsui & Co. Ltd.	2,019	32,883
Mitsui Chemicals, Inc.	1,091	27,308
Nikon Corp.	1,786	30,590
Nippon Steel & Sumitomo Metal Corp.	1,269	23,437
Nippon Telegraph & Telephone Corp.	656	28,156
NTT DOCOMO, Inc.	964	23,079
ORIX Corp.	2,075	31,269
Resona Holdings, Inc.	5,051	25,522
Shimizu Corp.	2,226	18,920
Sompo Holdings, Inc.	541	20,312
Sumitomo Chemical Co. Ltd.	5,952	30,955
Sumitomo Mitsui Financial Group, Inc.	709	26,352
Taisei Corp.	739	34,699
Teijin Ltd.	1,641	28,318
Toyota Tsusho Corp.	681	21,651
Yamaguchi Financial Group, Inc.	1,429	14,536
Total		818,382
Netherlands 1.5%
Heineken Holding NV	239	20,788
Koninklijke Ahold Delhaize NV	1,053	27,814
Koninklijke KPN NV	7,954	24,524
Randstad NV	420	20,294
Total		93,420

Issuer	Shares	Value ($)

Common Stocks (continued)
Norway 0.7%
DNB ASA	1,173	20,797
Norsk Hydro ASA	4,721	21,813
Total		42,610
Singapore 0.3%
Jardine Cycle & Carriage Ltd.	810	22,752
Spain 2.4%
ACS Actividades de Construccion y Servicios SA	843	34,920
Amadeus IT Group SA	197	14,349
Banco de Sabadell SA	15,729	18,037
Enagas SA	1,254	36,591
Red Electrica Corp. SA	812	18,728
Repsol SA	1,712	30,115
Total		152,740
Sweden 1.5%
Boliden AB	1,372	34,242
Electrolux AB Series B	1,326	31,321
Hexagon AB Class B	261	12,739
Sandvik AB	1,252	19,969
Total		98,271
Switzerland 0.4%
Sonova Holding AG	128	24,023
United Kingdom 3.8%
3i Group PLC	1,829	20,441
CNH Industrial NV	1,687	16,578
Imperial Brands PLC	768	25,509
Intertek Group PLC	211	13,623
Meggitt PLC	2,611	17,716
RELX PLC	652	14,465
Royal Mail PLC	8,558	30,182
Taylor Wimpey PLC	17,298	37,579
Vodafone Group PLC	11,835	21,574
Wm Morrison Supermarkets PLC	7,802	24,041
WPP PLC	2,083	23,833
Total		245,541
United States 61.3%
AES Corp. (The)	3,644	59,725
Allstate Corp. (The)	334	29,349
American Electric Power Co., Inc.	505	39,956
American Express Co.	214	21,978
Ameriprise Financial, Inc.(a)	261	33,042
AmerisourceBergen Corp.	264	22,010
Amgen, Inc.	216	40,416
Apple, Inc.	124	20,639
Applied Materials, Inc.	1,474	57,604
AT&T, Inc.	1,430	42,986
Avery Dennison Corp.	528	55,150
Baker Hughes a GE Co.	1,066	25,126
Bank of New York Mellon Corp. (The)	884	46,251
Best Buy Co., Inc.	637	37,736
Boeing Co. (The)	135	52,059

Issuer	Shares	Value ($)

Common Stocks (continued)
Bunge Ltd.	616	33,923
Campbell Soup Co.	1,310	46,413
Cardinal Health, Inc.	1,079	53,918
CenturyLink, Inc.	2,467	37,794
Cisco Systems, Inc.	652	30,833
Citizens Financial Group, Inc.	1,328	45,046
Comerica, Inc.	573	45,118
Conagra Brands, Inc.	767	16,598
Cummins, Inc.	302	44,427
CVS Health Corp.	410	26,875
Delta Air Lines, Inc.	830	41,027
DENTSPLY SIRONA, Inc.	882	37,000
DTE Energy Co.	308	36,267
Ecolab, Inc.	130	20,562
Edison International	976	55,603
Estee Lauder Cos., Inc. (The) Class A	185	25,238
Exelon Corp.	674	32,190
Exxon Mobil Corp.	654	47,925
Fluor Corp.	587	21,467
Fortune Brands Home & Security, Inc.	670	30,351
Franklin Resources, Inc.	1,691	50,070
Gap, Inc. (The)	1,369	34,827
General Mills, Inc.	1,006	44,707
Gilead Sciences, Inc.	862	60,349
Goldman Sachs Group, Inc. (The)	121	23,959
Hanesbrands, Inc.	3,521	52,780
Harley-Davidson, Inc.	1,444	53,226
Hewlett Packard Enterprise Co.	3,955	61,658
Honeywell International, Inc.	221	31,742
Hormel Foods Corp.	549	23,234
HP, Inc.	1,458	32,120
Huntington Ingalls Industries, Inc.	142	29,316
Ingersoll-Rand PLC	380	38,015
Ingredion, Inc.	462	45,738
International Business Machines Corp.	413	55,515
JM Smucker Co. (The)	399	41,847
Juniper Networks, Inc.	2,006	52,036
KeyCorp	2,182	35,937
L3 Technologies, Inc.	152	29,926
Lam Research Corp.	395	66,984
Lockheed Martin Corp.	136	39,398
Lowe’s Cos., Inc.	291	27,983
Macy’s, Inc.	1,761	46,314
ManpowerGroup, Inc.	668	52,792
Marriott International, Inc. Class A	238	27,258
Morgan Stanley	1,141	48,264
Newell Brands, Inc.	2,148	45,559
Newmont Mining Corp.	1,254	42,774
NextEra Energy, Inc.	125	22,372
Nielsen Holdings PLC	2,034	52,233
Nordstrom, Inc.	422	19,585
Northrop Grumman Corp.	79	21,768
Nucor Corp.	450	27,558
Occidental Petroleum Corp.	565	37,731
Omnicom Group, Inc.	623	48,519
ONEOK, Inc.	978	62,797

Issuer	Shares	Value ($)

Common Stocks (continued)
Oracle Corp.	731	36,718
Owens Corning	763	39,974
Parker-Hannifin Corp.	214	35,269
PepsiCo, Inc.	260	29,294
Perrigo Co. PLC	461	21,413
Phillips 66	390	37,210
PNC Financial Services Group, Inc. (The)	384	47,105
PPG Industries, Inc.	252	26,571
Principal Financial Group, Inc.	1,222	61,186
Progressive Corp. (The)	322	21,667
Prudential Financial, Inc.	622	57,311
Quest Diagnostics, Inc.	361	31,533
Regions Financial Corp.	3,006	45,601
Robert Half International, Inc.	654	42,137
Schlumberger Ltd.	1,141	50,444
Seagate Technology PLC	989	43,793
Sempra Energy	303	35,445
Skyworks Solutions, Inc.	481	35,132
Snap-on, Inc.	272	45,149
Southwest Airlines Co.	716	40,640
State Street Corp.	441	31,267
Target Corp.	718	52,414
TE Connectivity Ltd.	348	28,171
Texas Instruments, Inc.	385	38,762
Valero Energy Corp.	701	61,562
Walt Disney Co. (The)	365	40,705
Western Union Co. (The)	2,683	48,965
WestRock Co.	1,213	49,381
Total		3,934,312
Total Common Stocks
(Cost $6,251,055)		6,378,045

Issuer	Shares	Value ($)

Rights 0.0%
SPAIN 0.0%
ACS Actividades de Construccion y Servicios SA(b)	843	464
Total Rights
(Cost $431)		464

	Shares	Value ($)

Money Market Funds 0.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 2.230%(c)
(Cost $29,123)	29,123	29,123
Total Investments in Securities
(Cost $6,280,609)		6,407,632(d)
Other Assets & Liabilities, Net		8,534
Net Assets		6,416,166

Notes to Portfolio of Investments

(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/(loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend - affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	343	—	(82)	261	(1,445)	995	309	33,042

(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2019.
(d)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	203,778	—	—	203,778
Austria	14,243	—	—	14,243
Canada	62,419	—	—	62,419
Chile	27,483	—	—	27,483
Denmark	26,691	—	—	26,691
Finland	23,593	—	—	23,593
France	142,211	—	—	142,211
Germany	180,837	—	—	180,837
Hong Kong	148,982	—	—	148,982
Israel	31,020	—	—	31,020
Italy	84,737	—	—	84,737
Japan	818,382	—	—	818,382
Netherlands	93,420	—	—	93,420
Norway	42,610	—	—	42,610
Singapore	22,752	—	—	22,752
Spain	152,740	—	—	152,740
Sweden	98,271	—	—	98,271
Switzerland	24,023	—	—	24,023
United Kingdom	245,541	—	—	245,541
United States	3,934,312	—	—	3,934,312
Total Common Stocks	6,378,045	—	—	6,378,045
Rights
Spain	464	—	—	464
Total Rights	464	—	—	464
Money Market Funds	29,123	—	—	29,123
Total Investments in Securities	6,407,632	—	—	6,407,632

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

January 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks 99.1%
Australia 8.3%
AGL Energy Ltd.	5,128	80,091
BHP Billiton Ltd.	2,493	63,313
BHP Group PLC	3,055	67,924
Caltex Australia Ltd.	2,096	41,020
Oil Search Ltd.	5,489	31,258
Rio Tinto Ltd.	1,122	71,216
Rio Tinto PLC	1,232	67,864
Total		422,686
Austria 0.6%
OMV AG	594	29,581
Canada 2.5%
Atco Ltd. Class I	866	27,398
Magna International, Inc.	651	34,471
Metro, Inc.	782	28,444
Open Text Corp.	1,102	39,195
Total		129,508
Chile 1.1%
Antofagasta PLC	4,984	57,026
Denmark 1.1%
Carlsberg A/S Class B	483	55,330
Finland 0.9%
UPM-Kymmene OYJ	1,690	48,984
France 5.8%
BNP Paribas SA	1,268	59,603
Eiffage SA	498	46,812
Eutelsat Communications SA	3,268	69,372
Publicis Groupe SA	456	27,889
Valeo SA	1,674	52,381
Vinci SA	442	38,991
Total		295,048
Germany 7.3%
Bayer AG	815	61,908
Deutsche Telekom AG	1,998	32,532
Fresenius Medical Care AG & Co. KGaA	594	43,867
HeidelbergCement AG	695	48,136
Henkel AG & Co. KGaA	364	33,435
HOCHTIEF AG	373	55,854
KION Group AG	576	33,324
ProSiebenSat.1 Media SE	3,686	66,107
Total		375,163
Hong Kong 6.0%
HKT Trust & HKT Ltd.	30,019	44,225
Kerry Properties Ltd.	20,927	86,410
PCCW Ltd.	127,728	76,018
Swire Properties Ltd.	7,239	28,138

Issuer	Shares	Value ($)

Common Stocks (continued)
Wharf Holdings Ltd. (The)	24,651	74,298
Total		309,089
Israel 1.3%
Bank Hapoalim B.M.	4,211	28,500
Mizrahi Tefahot Bank Ltd.	1,929	35,843
Total		64,343
Italy 3.4%
Enel SpA	12,026	72,667
Snam SpA	10,307	49,317
Telecom Italia SpA	109,803	53,812
Total		175,796
Japan 33.2%
Alfresa Holdings Corp.	1,292	35,579
Astellas Pharma, Inc.	3,580	52,945
Daicel Corp.	3,454	36,181
Dai-ichi Life Holdings, Inc.	1,690	27,323
Fuji Electric Co. Ltd.	1,886	58,055
FUJIFILM Holdings Corp.	801	34,335
Hitachi Construction Machinery Co. Ltd.	2,651	66,939
ITOCHU Corp.	3,703	67,762
JXTG Holdings, Inc.	9,111	49,678
Kajima Corp.	5,110	72,591
KDDI Corp.	1,437	35,955
LIXIL Group Corp.	5,443	79,822
Mitsubishi Chemical Holdings Corp.	8,985	77,037
Mitsubishi Corp.	2,651	77,486
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,534	58,926
Mitsui & Co. Ltd.	4,189	68,226
Mitsui Chemicals, Inc.	2,264	56,668
Nikon Corp.	3,705	63,458
Nippon Steel & Sumitomo Metal Corp.	2,633	48,629
Nippon Telegraph & Telephone Corp.	1,360	58,371
NTT DOCOMO, Inc.	1,999	47,858
ORIX Corp.	4,306	64,889
Resona Holdings, Inc.	10,478	52,943
Shimizu Corp.	4,619	39,259
Sompo Holdings, Inc.	1,123	42,163
Sumitomo Chemical Co. Ltd.	12,348	64,219
Sumitomo Mitsui Financial Group, Inc.	1,471	54,674
Taisei Corp.	1,532	71,933
Teijin Ltd.	3,405	58,758
Toyota Tsusho Corp.	1,414	44,955
Yamaguchi Financial Group, Inc.	2,964	30,149
Total		1,697,766
Netherlands 3.8%
Heineken Holding NV	496	43,140
Koninklijke Ahold Delhaize NV	2,184	57,689
Koninklijke KPN NV	16,502	50,879
Randstad NV	871	42,086
Total		193,794

Issuer	Shares	Value ($)

Common Stocks (continued)
Norway 1.7%
DNB ASA	2,434	43,155
Norsk Hydro ASA	9,794	45,253
Total		88,408
Singapore 0.9%
Jardine Cycle & Carriage Ltd.	1,680	47,190
Spain 6.2%
ACS Actividades de Construccion y Servicios SA	1,750	72,490
Amadeus IT Group SA	408	29,719
Banco de Sabadell SA	32,633	37,422
Enagas SA	2,601	75,896
Red Electrica Corp. SA	1,685	38,863
Repsol SA	3,557	62,569
Total		316,959
Sweden 4.0%
Boliden AB	2,846	71,030
Electrolux AB Series B	2,752	65,004
Hexagon AB Class B	541	26,406
Sandvik AB	2,597	41,421
Total		203,861
Switzerland 1.0%
Sonova Holding AG	264	49,548
United Kingdom 10.0%
3i Group PLC	3,794	42,402
CNH Industrial NV	3,500	34,394
Imperial Brands PLC	1,593	52,912
Intertek Group PLC	437	28,214
Meggitt PLC	5,416	36,748
RELX PLC	1,353	30,016
Royal Mail PLC	17,756	62,620
Taylor Wimpey PLC	35,888	77,965
Vodafone Group PLC	24,553	44,759
Wm Morrison Supermarkets PLC	16,208	49,944
WPP PLC	4,321	49,440
Total		509,414
Total Common Stocks (Cost $5,520,293)		5,069,494

Issuer	Shares	Value ($)

Rights 0.0%
SPAIN 0.0%
ACS Actividades de Construccion y Servicios SA, expiring 02/12/2019(a) (Cost $895)	1,750	963

	Shares	Value ($)

Money Market Funds 0.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 2.230%(b) (Cost $23,157)	23,157	23,157
Total Investments in Securities (Cost $5,544,345)		5,093,614(c)
Other Assets & Liabilities, Net		18,922
Net Assets		5,112,536

Notes to Portfolio of Investments

(a)             Non-income producing.

(b)             The rate shown is the seven-day current annualized yield at January 31, 2019.

(c)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Australia	422,686	—	—	422,686
Austria	29,581	—	—	29,581
Canada	129,508	—	—	129,508
Chile	57,026	—	—	57,026
Denmark	55,330	—	—	55,330
Finland	48,984	—	—	48,984
France	295,048	—	—	295,048
Germany	375,163	—	—	375,163
Hong Kong	309,089	—	—	309,089
Israel	64,343	—	—	64,343
Italy	175,796	—	—	175,796
Japan	1,697,766	—	—	1,697,766
Netherlands	193,794	—	—	193,794
Norway	88,408	—	—	88,408
Singapore	47,190	—	—	47,190
Spain	316,959	—	—	316,959
Sweden	203,861	—	—	203,861
Switzerland	49,548	—	—	49,548
United Kingdom	509,414	—	—	509,414
Total Common Stocks	5,069,494	—	—	5,069,494
Rights
Spain	963	—	—	963
Total Rights	963	—	—	963
Money Market Funds	23,157	—	—	23,157
Total Investments in Securities	5,093,614	—	—	5,093,614

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

January 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issuer	Shares	Value ($)

Common Stocks 99.5%
Communication Services 4.3%
Diversified Telecommunication Services 2.1%
AT&T, Inc.	1,442	43,347
CenturyLink, Inc.	2,488	38,116
Total		81,463
Entertainment 1.0%
Walt Disney Co. (The)	368	41,039
Media 1.2%
Omnicom Group, Inc.	629	48,987
Total Communication Services		171,489
Consumer Discretionary 10.1%
Automobiles 1.4%
Harley-Davidson, Inc.	1,456	53,668
Hotels, Restaurants & Leisure 0.7%
Marriott International, Inc. Class A	239	27,373
Household Durables 1.2%
Newell Brands, Inc.	2,166	45,941
Multiline Retail 3.0%
Macy’s, Inc.	1,776	46,709
Nordstrom, Inc.	426	19,770
Target Corp.	724	52,852
Total		119,331
Specialty Retail 2.5%
Best Buy Co., Inc.	642	38,032
Gap, Inc. (The)	1,381	35,133
Lowe’s Cos., Inc.	293	28,175
Total		101,340
Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc.	3,550	53,214
Total Consumer Discretionary		400,867
Consumer Staples 7.8%
Beverages 0.8%
PepsiCo, Inc.	263	29,632
Food Products 6.4%
Bunge Ltd.	621	34,199
Campbell Soup Co.	1,321	46,803
Conagra Brands, Inc.	773	16,728
General Mills, Inc.	1,014	45,062
Hormel Foods Corp.	554	23,445
Ingredion, Inc.	465	46,035
JM Smucker Co. (The)	403	42,267
Total		254,539

Issuer	Shares	Value ($)

Common Stocks (continued)
Personal Products 0.6%
Estee Lauder Cos., Inc. (The) Class A	186	25,374
Total Consumer Staples		309,545
Energy 8.2%
Energy Equipment & Services 1.9%
Baker Hughes a GE Co.	1,075	25,338
Schlumberger Ltd.	1,151	50,886
Total		76,224
Oil, Gas & Consumable Fuels 6.3%
Exxon Mobil Corp.	660	48,365
Occidental Petroleum Corp.	569	37,998
ONEOK, Inc.	987	63,375
Phillips 66	394	37,591
Valero Energy Corp.	707	62,089
Total		249,418
Total Energy		325,642
Financials 16.2%
Banks 5.5%
Citizens Financial Group, Inc.	1,339	45,419
Comerica, Inc.	578	45,512
KeyCorp	2,200	36,234
PNC Financial Services Group, Inc. (The)	387	47,473
Regions Financial Corp.	3,031	45,980
Total		220,618
Capital Markets 5.8%
Ameriprise Financial, Inc.(a)	266	33,676
Bank of New York Mellon Corp. (The)	891	46,617
Franklin Resources, Inc.	1,705	50,485
Goldman Sachs Group, Inc. (The)	122	24,157
Morgan Stanley	1,150	48,645
State Street Corp.	445	31,551
Total		235,131
Consumer Finance 0.6%
American Express Co.	216	22,183
Insurance 4.3%
Allstate Corp. (The)	337	29,612
Principal Financial Group, Inc.	1,232	61,686
Progressive Corp. (The)	325	21,869
Prudential Financial, Inc.	627	57,772
Total		170,939
Total Financials		648,871
Health Care 7.4%
Biotechnology 2.6%
Amgen, Inc.	218	40,790
Gilead Sciences, Inc.	869	60,839
Total		101,629

Issuer	Shares	Value ($)

Common Stocks (continued)
Health Care Equipment & Supplies 0.9%
DENTSPLY SIRONA, Inc.	890	37,336
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	267	22,260
Cardinal Health, Inc.	1,088	54,367
CVS Health Corp.	414	27,138
Quest Diagnostics, Inc.	364	31,795
Total		135,560
Pharmaceuticals 0.5%
Perrigo Co. PLC	465	21,599
Total Health Care		296,124
Industrials 17.4%
Aerospace & Defense 4.4%
Boeing Co. (The)	136	52,444
Huntington Ingalls Industries, Inc.	143	29,523
L3 Technologies, Inc.	153	30,123
Lockheed Martin Corp.	138	39,977
Northrop Grumman Corp.	80	22,044
Total		174,111
Airlines 2.1%
Delta Air Lines, Inc.	837	41,373
Southwest Airlines Co.	722	40,981
Total		82,354
Building Products 1.8%
Fortune Brands Home & Security, Inc.	676	30,623
Owens Corning	769	40,288
Total		70,911
Construction & Engineering 0.5%
Fluor Corp.	592	21,649
Industrial Conglomerates 0.8%
Honeywell International, Inc.	222	31,886
Machinery 4.1%
Cummins, Inc.	305	44,869
Ingersoll-Rand PLC	384	38,415
Parker-Hannifin Corp.	215	35,434
Snap-on, Inc.	274	45,481
Total		164,199
Professional Services 3.7%
ManpowerGroup, Inc.	674	53,266
Nielsen Holdings PLC	2,051	52,670
Robert Half International, Inc.	659	42,459
Total		148,395
Total Industrials		693,505
Information Technology 15.4%
Communications Equipment 2.1%
Cisco Systems, Inc.	658	31,117
Juniper Networks, Inc.	2,023	52,476
Total		83,593

Issuer	Shares	Value ($)

Common Stocks (continued)
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	351	28,413
IT Services 2.7%
International Business Machines Corp.	416	55,919
Western Union Co. (The)	2,706	49,384
Total		105,303
Semiconductors & Semiconductor Equipment 5.0%
Applied Materials, Inc.	1,486	58,073
Lam Research Corp.	398	67,493
Skyworks Solutions, Inc.	485	35,424
Texas Instruments, Inc.	389	39,165
Total		200,155
Software 0.9%
Oracle Corp.	737	37,020
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	125	20,805
Hewlett Packard Enterprise Co.	3,988	62,173
HP, Inc.	1,471	32,406
Seagate Technology PLC	997	44,147
Total		159,531
Total Information Technology		614,015
Materials 5.6%
Chemicals 1.2%
Ecolab, Inc.	131	20,720
PPG Industries, Inc.	254	26,782
Total		47,502
Containers & Packaging 2.6%
Avery Dennison Corp.	533	55,672
WestRock Co.	1,224	49,829
Total		105,501
Metals & Mining 1.8%
Newmont Mining Corp.	1,265	43,149
Nucor Corp.	453	27,742
Total		70,891
Total Materials		223,894
Utilities 7.1%
Electric Utilities 3.8%
American Electric Power Co., Inc.	509	40,272
Edison International	985	56,115
Exelon Corp.	679	32,429
NextEra Energy, Inc.	126	22,552
Total		151,368
Independent Power and Renewable Electricity Producers 1.5%
AES Corp. (The)	3,675	60,233

Issuer	Shares	Value ($)

Common Stocks (continued)
Multi-Utilities 1.8%
DTE Energy Co.	311	36,620
Sempra Energy	306	35,796
Total		72,416
Total Utilities		284,017
Total Common Stocks (Cost $4,012,078)		3,967,969

	Shares	Value ($)

Money Market Funds 0.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, Institutional Shares, 2.230%(b) (Cost $17,719)	17,719	17,719
Total Investments in Securities (Cost $4,029,797)		3,985,688(c)
Other Assets & Liabilities, Net		4,071
Net Assets		3,989,759

Notes to Portfolio of Investments

(a)                           As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended January 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain/(loss) ($)	Net change in unrealized appreciation (depreciation) ($)	Dividend - affiliated issuers ($)	Value ($)
Ameriprise Financial, Inc.	340	2	(76)	266	(1,810)	1,555	306	33,676

(b)                           The rate shown is the seven-day current annualized yield at January 31, 2019.

(c)                           Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	171,489	—	—	171,489
Consumer Discretionary	400,867	—	—	400,867
Consumer Staples	309,545	—	—	309,545
Energy	325,642	—	—	325,642
Financials	648,871	—	—	648,871
Health Care	296,124	—	—	296,124
Industrials	693,505	—	—	693,505
Information Technology	614,015	—	—	614,015
Materials	223,894	—	—	223,894
Utilities	284,017	—	—	284,017
Total Common Stocks	3,967,969	—	—	3,967,969
Money Market Funds	17,719	—	—	17,719
Total Investments in Securities	3,985,688	—	—	3,985,688

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Diversified Fixed Income Allocation ETF

January 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes 51.1%
Aerospace & Defense 0.3%
Lockheed Martin Corp.
3.550%, 01/15/26	240,000	243,220
Automotive 1.1%
Fiat Chrysler Automobiles NV
5.250%, 04/15/23	380,000	384,646
Ford Motor Co.
4.346%, 12/08/26	310,000	276,688
Goodyear Tire & Rubber Co. (The)
5.125%, 11/15/23	200,000	200,616
Total		861,950
Banking 2.7%
Barclays PLC
4.836%, 05/09/28	500,000	480,204
4.972%, 05/16/29(a)	250,000	250,780
Capital One Financial Corp.
3.750%, 07/28/26	200,000	190,717
Citigroup, Inc.
3.200%, 10/21/26	330,000	317,132
Deutsche Bank AG/New York NY
4.875%, 12/01/32(a)	200,000	168,632
Intesa Sanpaolo SpA
5.710%, 01/15/26(b)	575,000	536,997
Royal Bank of Scotland Group PLC
4.892%, 05/18/29(a)	200,000	198,685
Westpac Banking Corp.
Series GMTN, 4.322%, 11/23/31(a)	100,000	97,313
Total		2,240,460
Brokerage/Asset Managers/Exchanges 0.3%
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.850%, 01/15/27	280,000	268,962
Building Materials 0.3%
Standard Industries, Inc.
6.000%, 10/15/25(b)	250,000	251,596
Cable and Satellite 4.2%
Altice Financing SA
7.500%, 05/15/26(b)	550,000	521,636
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 05/01/27(b)	540,000	522,550
Charter Communications Operating LLC / Charter Communications Operating Capital
4.200%, 03/15/28	430,000	415,270
CSC Holdings LLC
6.500%, 02/01/29(b)	400,000	405,504

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
DISH DBS Corp.
7.750%, 07/01/26	500,000	430,449
Intelsat Jackson Holdings SA
8.000%, 02/15/24(b)	430,000	448,148
Sirius XM Radio, Inc.
5.000%, 08/01/27(b)	500,000	483,172
Ziggo BV
5.500%, 01/15/27(b)	200,000	188,562
Total		3,415,291
Chemicals 0.6%
SASOL Financing USA LLC
6.500%, 09/27/28	200,000	210,886
Sherwin-Williams Co. (The)
3.125%, 06/01/24	315,000	306,054
Total		516,940
Construction Machinery 0.6%
H&E Equipment Services, Inc.
5.625%, 09/01/25	150,000	146,616
United Rentals North America, Inc.
4.875%, 01/15/28	320,000	302,919
Total		449,535
Consumer Cyclical 0.3%
ADT Corp. (The)
6.250%, 10/15/21	220,000	231,485
Consumer Cyclical Services 0.3%
Expedia Group, Inc.
3.800%, 02/15/28	250,000	233,887
Consumer Products 0.3%
Mattel, Inc.
6.750%, 12/31/25(b)	210,000	198,364
Diversified Manufacturing 0.6%
Johnson Controls International PLC
3.900%, 02/14/26	200,000	196,914
United Technologies Corp.
3.950%, 08/16/25	250,000	256,196
Total		453,110
Electric 1.7%
Calpine Corp.
5.750%, 01/15/25	410,000	386,409
Duke Energy Corp.
3.150%, 08/15/27	420,000	401,770
NRG Energy, Inc.
6.625%, 01/15/27	280,000	296,459
Southern Co. (The)
3.250%, 07/01/26	220,000	210,384

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Vistra Energy Corp.
7.625%, 11/01/24	114,000	121,195
Total		1,416,217
Environmental 0.1%
Waste Connections, Inc.
4.250%, 12/01/28	110,000	113,674
Finance Companies 2.2%
Aercap Ireland Capital Dac / Aercap Global Aviation Trust
3.650%, 07/21/27	150,000	134,632
Navient Corp.
6.500%, 06/15/22	350,000	357,935
Park Aerospace Holdings Ltd.
5.250%, 08/15/22(b)	365,000	370,535
Quicken Loans, Inc.
5.750%, 05/01/25(b)	540,000	521,155
Springleaf Finance Corp.
7.125%, 03/15/26	450,000	429,756
Total		1,814,013
Food and Beverage 2.2%
Aramark Services, Inc.
5.000%, 02/01/28(b)	300,000	292,899
General Mills, Inc.
4.200%, 04/17/28	300,000	302,494
JBS USA LUX SA / JBS USA Finance, Inc.
6.750%, 02/15/28(b)	200,000	204,432
Keurig Dr Pepper, Inc.
4.597%, 05/25/28(b)	200,000	204,946
Kraft Heinz Foods Co.
3.950%, 07/15/25	270,000	269,631
Lamb Weston Holdings, Inc.
4.625%, 11/01/24(b)	220,000	218,920
Pilgrim’s Pride Corp.
5.750%, 03/15/25(b)	300,000	293,962
Total		1,787,284
Foreign Agencies 6.2%
Bank of China Ltd.
Series REGS, 5.000%, 11/13/24	500,000	522,602
CNAC HK Finbridge Co., Ltd.
4.125%, 07/19/27	400,000	394,297
Ecopetrol SA
4.125%, 01/16/25	500,000	488,198
Huarong Finance II Co., Ltd.
Series EMTN, 5.500%, 01/16/25	300,000	308,825
Israel Electric Corp. Ltd.
Series 6, 5.000%, 11/12/24(b)	280,000	294,631

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
KazMunayGas National Co. JSC
Series REGS, 5.375%, 04/24/30	300,000	310,602
Oil And Gas Holding Co. BSCC (The)
Series REGS, 7.500%, 10/25/27	200,000	206,815
Perusahaan Listrik Negara PT
Series REGS, 4.125%, 05/15/27	440,000	423,015
Petrobras Global Finance BV
7.375%, 01/17/27	880,000	956,155
Petroleos Mexicanos
6.875%, 08/04/26	920,000	911,859
Southern Gas Corridor CJSC
Series REGS, 6.875%, 03/24/26	225,000	250,518
Total		5,067,517
Gaming 1.6%
International Game Technology PLC
6.250%, 02/15/22(b)	370,000	382,919
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.625%, 05/01/24	380,000	390,312
MGM Resorts International
6.000%, 03/15/23	200,000	207,426
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.500%, 03/01/25(b)	340,000	330,593
Total		1,311,250
Health Care 2.7%
Avantor, Inc.
6.000%, 10/01/24(b)	240,000	244,905
Becton Dickinson and Co.
3.700%, 06/06/27	470,000	458,230
CVS Health Corp.
4.300%, 03/25/28	310,000	314,190
DaVita, Inc.
5.125%, 07/15/24	375,000	370,882
HCA, Inc.
5.375%, 02/01/25	380,000	392,959
Tenet Healthcare Corp.
4.625%, 07/15/24	450,000	441,208
Total		2,222,374
Healthcare Insurance 1.2%
Centene Corp.
5.625%, 02/15/21	390,000	395,805
Cigna Holding Co.
3.050%, 10/15/27	450,000	419,321

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
WellCare Health Plans, Inc.
5.250%, 04/01/25	180,000	183,147
Total		998,273
Independent Energy 1.0%
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
10.000%, 04/01/22(b)	150,000	160,302
Canadian Natural Resources Ltd.
3.850%, 06/01/27	230,000	225,591
Southwestern Energy Co.
6.200%, 01/23/25	150,000	145,991
Whiting Petroleum Corp.
6.625%, 01/15/26	300,000	293,877
Total		825,761
Life Insurance 0.5%
American International Group, Inc.
3.900%, 04/01/26	320,000	317,159
Prudential Financial, Inc.
5.700%, 09/15/48(a)	130,000	124,980
Total		442,139
Lodging 1.0%
Hilton Domestic Operating Co., Inc.
5.125%, 05/01/26(b)	300,000	302,525
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 04/01/25	180,000	178,515
Hyatt Hotels Corp.
4.375%, 09/15/28	300,000	296,024
Total		777,064
Media and Entertainment 1.7%
Activision Blizzard, Inc.
3.400%, 06/15/27	100,000	94,611
NetFlix, Inc.
5.875%, 11/15/28(b)	450,000	456,901
Nielsen Finance LLC / Nielsen Finance Co.
5.000%, 04/15/22(b)	490,000	489,803
Univision Communications, Inc.
5.125%, 02/15/25(b)	400,000	364,356
Total		1,405,671
Metals and Mining 1.6%
Arconic, Inc.
5.125%, 10/01/24	350,000	352,010
Cleveland-Cliffs, Inc.
5.750%, 03/01/25	450,000	435,216
Novelis Corp.
5.875%, 09/30/26(b)	465,000	448,809

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Vale Overseas Ltd.
6.250%, 08/10/26	100,000	106,578
Total		1,342,613
Midstream 2.5%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	590,000	595,272
Cheniere Energy Partners LP
5.250%, 10/01/25	200,000	201,066
Energy Transfer LP
5.875%, 01/15/24	300,000	318,946
Enterprise Products Operating LLC
4.150%, 10/16/28	150,000	152,932
Mplx LP
4.125%, 03/01/27	250,000	244,520
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	300,000	310,061
Williams Co., Inc. (The)
3.750%, 06/15/27	200,000	194,482
Total		2,017,279
Office REIT 0.3%
Boston Properties LP
2.750%, 10/01/26	260,000	239,935
Other Financial Institutions 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.250%, 02/01/22	250,000	256,610
Packaging 0.9%
Ball Corp.
5.250%, 07/01/25	320,000	335,030
BWAY Holding Co.
5.500%, 04/15/24(b)	200,000	195,316
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.125%, 07/15/23(b)	200,000	200,524
Total		730,870
Pharmaceuticals 1.5%
AbbVie, Inc.
3.200%, 05/14/26	455,000	430,862
Bausch Health Cos., Inc.
7.000%, 03/15/24(b)	490,000	515,427
Mylan, Inc.
4.550%, 04/15/28	290,000	277,976
Total		1,224,265
Railroads 0.2%
CSX Corp.
3.250%, 06/01/27	200,000	193,370

Issue Description	Principal Amount ($)	Value ($)

Corporate Bonds & Notes (continued)
Restaurants 1.0%
1011778 BC ULC / New Red Finance, Inc.
4.250%, 05/15/24(b)	350,000	340,321
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.250%, 06/01/26(b)	300,000	302,902
Starbucks Corp.
4.000%, 11/15/28	200,000	202,406
Total		845,629
Retailers 0.5%
Dollar Tree, Inc.
4.000%, 05/15/25	100,000	98,113
Hanesbrands, Inc.
4.875%, 05/15/26(b)	300,000	287,920
Total		386,033
Sovereign 0.5%
Oman Sovereign Sukuk SAOC
Series REGS, 4.397%, 06/01/24	450,000	417,375
Technology 3.6%
Arrow Electronics, Inc.
3.250%, 09/08/24	230,000	216,129
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.875%, 01/15/27	340,000	312,928
Dell International LLC / EMC Corp.
5.875%, 06/15/21(b)	450,000	459,061
6.020%, 06/15/26(b)	400,000	418,179
Equinix, Inc.
5.375%, 05/15/27	420,000	421,517
First Data Corp.
5.750%, 01/15/24(b)	300,000	309,177
Iron Mountain, Inc.
5.250%, 03/15/28(b)	200,000	186,000
Open Text Corp.
5.875%, 06/01/26(b)	230,000	238,195
Western Digital Corp.
4.750%, 02/15/26	400,000	372,093
Total		2,933,279
Tobacco 0.3%
BAT Capital Corp.
3.557%, 08/15/27	300,000	274,687
Wireless 1.9%
Altice France SA/France
8.125%, 02/01/27(b)	250,000	245,432
Crown Castle International Corp.
3.650%, 09/01/27	370,000	357,641

Issue Description	Principal Amount ($)		Value ($)

Corporate Bonds & Notes (continued)
Sprint Corp.
7.875%, 09/15/23	520,000		552,635
T-Mobile USA, Inc.
6.500%, 01/15/26	400,000		424,627
Total			1,580,335
Wirelines 2.3%
Altice France SA
7.375%, 05/01/26(b)	370,000		357,026
American Tower Corp.
3.550%, 07/15/27	200,000		191,992
AT&T, Inc.
4.300%, 02/15/30	300,000		297,023
CenturyLink, Inc.
Series Y, 7.500%, 04/01/24	390,000		395,825
Level 3 Financing, Inc.
5.375%, 08/15/22	340,000		342,549
Verizon Communications, Inc.
4.329%, 09/21/28	125,000		129,260
Vodafone Group PLC
4.375%, 05/30/28	150,000		149,368
Total			1,863,043
Total Corporate Bonds & Notes (Cost $41,990,831)			41,851,360

Issue Description	Principal Amount ($)		Value ($)

Foreign Government Obligations(c)(d) 23.1%
Australia Government Bond
Series 142, 4.250%, 04/21/26	AUD	979,000	818,226
Brazilian Government International Bond
4.250%, 01/07/25	700,000		707,233
Bundesrepublik Deutschland Bundesanleihe
0.500%, 08/15/27	EUR	685,000	820,847
Canadian Government Bond
1.000%, 06/01/27	CAD	1,153,000	819,210
CITIC Ltd.
Series EMTN, 3.875%, 02/28/27	200,000		193,950
Colombia Government International Bond
3.875%, 04/25/27	550,000		542,951
Dominican Republic International Bond
Series REGS, 5.950%, 01/25/27	460,000		474,431

Issue Description	Principal Amount ($)		Value ($)

Foreign Government Obligations(c)(d) (continued)
Export-Import Bank of India
3.875%, 02/01/28	350,000		335,361
French Republic Government Bond OAT
2.750%, 10/25/27	EUR	590,000	815,858
Indonesia Government International Bond
Series REGS, 4.750%, 01/08/26	640,000		667,955
Italy Buoni Poliennali Del Tesoro
5.250%, 11/01/29	EUR	570,000	810,058
Japan Government Twenty Year Bond
Series 113, 2.100%, 09/20/29	JPY	72,800,000	816,045
Kazakhstan Government International Bond
Series REGS, 5.125%, 07/21/25	495,000		534,033
Mexico Government International Bond
4.150%, 03/28/27	780,000		768,453
New Zealand Government Bond
Series 0427, 4.500%, 04/15/27	NZD	1,006,000	826,190
Norway Government Bond
Series 479, 1.750%, 02/17/27(b)	NOK	6,780,000	811,688
OCP SA
Series REGS, 5.625%, 04/25/24	200,000		208,482
Series REGS, 4.500%, 10/22/25	200,000		196,266
Oman Government International Bond
5.625%, 01/17/28	700,000		637,476
Panama Government International Bond
3.875%, 03/17/28	350,000		356,693
Perusahaan Penerbit SBSN Indonesia III
4.325%, 05/28/25	250,000		253,339
Series REGS, 4.150%, 03/29/27	200,000		198,658
Peruvian Government International Bond
8.750%, 11/21/33	540,000		817,482
Philippine Government International Bond
9.500%, 02/02/30	470,000		709,254
Republic of Azerbaijan International Bond
Series REGS, 3.500%, 09/01/32	300,000		257,903

Issue Description	Principal Amount ($)		Value ($)

Foreign Government Obligations(c)(d) (continued)
Republic of South Africa Government International Bond
5.875%, 09/16/25	600,000		630,465
Russian Foreign Bond - Eurobond
4.750%, 05/27/26	800,000		815,198
7.500%, 03/31/30	103,750		115,042
Sweden Government Bond
Series 1059, 1.000%, 11/12/26	SEK	6,980,000	817,385
Turkey Government International Bond
7.375%, 02/05/25	760,000		794,195
United Kingdom Gilt
4.750%, 12/07/30	GBP	452,000	817,556
Uruguay Government International Bond
4.375%, 10/27/27	500,000		515,293
Total Foreign Government Obligations (Cost $19,005,437)			18,903,176

Issue Description	Principal Amount ($)	Value ($)

U.S. Treasury Obligations 16.7%
U.S. Treasury Bill 6.7%
2.374%, 04/11/19	2,000,000	1,990,986
2.378%, 02/14/19	1,700,000	1,698,578
2.399%, 03/28/19	1,800,000	1,793,481
Total		5,483,045
U.S. Treasury Bond 6.2%
3.375%, 05/15/44	2,040,000	2,179,542
3.750%, 11/15/43	2,553,300	2,894,486
Total		5,074,028
U.S. Treasury Note 3.8%
2.000%, 11/15/26	1,650,000	1,584,258
2.375%, 05/15/27	1,545,000	1,521,678
Total		3,105,936
Total U.S. Treasury Obligations (Cost $13,501,627)		13,663,009

Issue Description	Principal Amount ($)	Value ($)

U.S. Government & Agency Obligations 14.9%
Federal National Mortgage Association 12.0%
3.000%, 02/15/49(e)	2,710,000	2,662,257
3.500%, 02/15/46(e)	1,550,000	1,557,659
4.000%, 02/15/46(e)	200,000	204,719
4.000%, 09/01/47	1,168,076	1,198,662
4.000%, 03/01/48	2,223,423	2,280,137

Issue Description	Principal Amount ($)	Value ($)

U.S. Government & Agency Obligations (continued)
4.500%, 02/01/44(e)	1,850,000	1,922,772
Total		9,826,206
Federal Home Loan Mortgage Corporation 2.9%
3.500%, 08/01/47	2,387,606	2,402,871
Total U.S. Government & Agency Obligations (Cost $12,237,344)		12,229,077

	Shares	Value ($)

Money Market Funds 0.9%
Dreyfus Treasury Securities Cash Management, Institutional Shares 2.300%(f)	702,653	702,653
Total Money Market Funds
(Cost $702,653)		702,653
Total Investments in Securities
(Cost $87,437,892)		87,349,275(g)
Other Assets & Liabilities, Net		(5,475,675)
Net Assets		81,873,600

Notes to Portfolio of Investments

(a)             Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2019.

(b)             Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the net value of these securities amounted to $14,006,290 which represents 17.1% of net assets.

(c)             Principal amounts are shown in United States Dollars unless otherwise noted.

(d)             Principal and interest may not be guaranteed by the government.

(e)             Represents a security purchased on a when-issued basis.

(f)               The rate shown is the seven-day current annualized yield at January 31, 2019.

(g)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

AUD     Australian Dollar

CAD     Canadian Dollar

EUR     Euro

GBP     Pound Sterling

JPY      Japanese Yen

NOK     Norwegian Krone

NZD     New Zealand Dollar

SEK      Swedish Krona

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	41,851,360	—	41,851,360
Foreign Government Obligations	—	18,903,176	—	18,903,176
U.S. Treasury Obligations	13,663,009	—	—	13,663,009
U.S. Government & Agency Obligations	—	12,229,077	—	12,229,077
Money Market Funds	702,653	—	—	702,653
Total Investments in Securities	14,365,662	72,983,613	—	87,349,275

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Multi-Sector Municipal Income ETF

January 31, 2019 (Unaudited)

(Percentages represent value of investments compared to net assets)

Investments in Securities

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds 98.5%
Alaska 0.7%
Alaska Housing Finance Corp.
Series D
Revenue Bonds
5.000%, 12/01/26	100,000	115,226
Colorado 2.9%
City & County of Denver Co.
Revenue Bonds
5.000%, 10/01/32	100,000	105,179
City & County of Denver Co. Airport System Revenue
Series A
Revenue Bonds
5.000%, 12/01/27	160,000	189,856
Regional Transportation District
Revenue Bonds
5.000%, 06/01/26	160,000	184,232
Total Colorado		479,267
Connecticut 0.5%
State of Connecticut Special Tax Revenue
Series A
Revenue Bonds
5.000%, 01/01/29	75,000	87,583
Florida 7.2%
Brevard County Health Facilities Authority
Revenue Bonds
4.000%, 04/01/36	140,000	140,986
City of Gainesville FL Utilities System Revenue
Series A
Revenue Bonds
5.000%, 10/01/25	100,000	119,572
County of Miami-Dade FL Aviation Revenue
Series A
Revenue Bonds
5.000%, 10/01/30	100,000	109,438
County of Miami-Dade FL Water & Sewer System Revenue
Series B
Revenue Bonds
5.250%, 10/01/22	210,000	234,935
Florida Municipal Power Agency
Series A
Revenue Bonds
5.000%, 10/01/28	125,000	147,520
Palm Beach County School District
Series B
Revenue Bonds
5.000%, 08/01/28	170,000	207,516

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
Volusia County School Board
Series B
Revenue Bonds
5.000%, 08/01/30	200,000	226,270
Total Florida		1,186,237
Georgia 1.4%
State of Georgia
Series A-2
4.000%, 02/01/26	215,000	235,995
Hawaii 1.4%
State of Hawaii
Series EO
5.000%, 08/01/26	200,000	231,244
Illinois 9.9%
Chicago Board of Education
0.000%, 12/01/29, Series A(a)	185,000	119,360
5.250%, 12/01/39, Series C	235,000	240,302
Chicago O’Hare International Airport
Series B
Revenue Bonds
5.000%, 01/01/28	160,000	182,958
City of Chicago IL Wastewater Transmission Revenue
Series C
Revenue Bonds
5.000%, 01/01/24	230,000	256,413
Illinois Finance Authority
Revenue Bonds
4.000%, 01/01/25	200,000	222,916
4.125%, 11/15/37, Series A	235,000	237,482
Illinois State Toll Highway Authority
Series A
Revenue Bonds
4.000%, 12/01/31	210,000	221,010
Will County Community High School District No 210 Lincoln-Way
Series B
0.000%, 01/01/31(a)	300,000	153,567
Total Illinois		1,634,008
Kansas 1.5%
Kansas Development Finance Authority
Series A
Revenue Bonds
5.000%, 11/15/32	225,000	243,070
Kentucky 7.6%
Kentucky Turnpike Authority
Series B
Revenue Bonds
5.000%, 07/01/26	160,000	187,355

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
Louisville & Jefferson County Metropolitan Sewer District
Series A
Revenue Bonds
5.000%, 05/15/28	460,000	498,980
Louisville/Jefferson County Metropolitan Government, Series A
Revenue Bonds
5.000%, 10/01/30	290,000	328,904
4.000%, 10/01/35	235,000	237,305
Total Kentucky		1,252,544
Maryland 2.8%
County of Frederick
Series A
Revenue Bonds
5.000%, 09/01/32(b)	75,000	80,970
County of Howard
Series B
5.000%, 02/15/28	225,000	271,683
Maryland Economic Development Corp.
Series A
Revenue Bonds
5.000%, 03/31/24	105,000	112,807
Total Maryland		465,460
Massachusetts 1.0%
Massachusetts Development Finance Agency
Series I
Revenue Bonds
5.000%, 07/01/36	150,000	164,844
Michigan 1.8%
Michigan Finance Authority
Series A
Revenue Bonds
3.125%, 12/01/35	100,000	94,920
Michigan State Housing Development Authority
Series C
Revenue Bonds
3.900%, 12/01/33	200,000	205,886
Total Michigan		300,806
Minnesota 1.2%
Minneapolis-St Paul Metropolitan Airports Commission
Series A
Revenue Bonds
5.000%, 01/01/27	155,000	187,682
Missouri 2.2%
Lees Summit Industrial Development Authority
Series A
Revenue Bonds

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
5.000%, 08/15/32	150,000	156,801
Missouri Joint Municipal Electric Utility Commission
Series A
Revenue Bonds
4.000%, 12/01/32	100,000	106,171
St Louis County Industrial Development Authority
Revenue Bonds
5.000%, 09/01/32	100,000	103,930
Total Missouri		366,902
New Jersey 9.7%
New Jersey Economic Development Authority
Revenue Bonds
5.000%, 03/01/25, Series NN	300,000	324,897
5.000%, 03/01/26, Series NN	260,000	279,705
5.500%, 09/01/27, Series N-1	120,000	143,333
5.500%, 06/15/29, Series BBB	195,000	225,336
New Jersey Health Care Facilities Financing Authority
Series A
Revenue Bonds
4.000%, 07/01/32	225,000	238,237
New Jersey Turnpike Authority
Revenue Bonds
5.250%, 01/01/30, Series A	170,000	213,540
5.000%, 01/01/31, Series E	150,000	176,580
Total New Jersey		1,601,628
New York 11.9%
City of New York
5.000%, 08/01/22, Series C	200,000	222,280
5.000%, 08/01/25, Series J	115,000	130,305
Metropolitan Transportation Authority
Revenue Bonds
5.000%, 11/15/24, Series C	200,000	229,194
5.000%, 11/15/26, Series A2	275,000	322,339
New York City Housing Development Corp.
Series G-2-A
Revenue Bonds
2.000%, 11/01/57	100,000	99,634
New York State Dormitory Authority
Series A
Revenue Bonds
5.000%, 07/01/26	300,000	338,172
New York State Environmental Facilities Corp.
Series A
Revenue Bonds
5.000%, 06/15/25	125,000	138,663

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
Port Authority of New York & New Jersey
Series 207
Revenue Bonds
5.000%, 09/15/25	115,000	133,970
Triborough Bridge & Tunnel Authority
Revenue Bonds
5.000%, 11/15/25, Series A	155,000	174,849
5.000%, 11/15/28, Series C-1	140,000	174,481
Total New York		1,963,887
North Carolina 4.3%
Charlotte-Mecklenburg Hospital Authority (The)
Series A
Revenue Bonds
5.000%, 01/15/30	180,000	195,145
County of New Hanover
Revenue Bonds
5.000%, 10/01/29	230,000	268,362
North Carolina Medical Care Commission
Series A
Revenue Bonds
5.000%, 10/01/31	230,000	251,155
Total North Carolina		714,662
Ohio 2.2%
Ohio Water Development Authority Water Pollution Control Loan Fund
Revenue Bonds
5.000%, 06/01/23	200,000	226,820
Southeastern Ohio Port Authority
Revenue Bonds
5.500%, 12/01/43	135,000	141,001
Total Ohio		367,821
Oklahoma 2.1%
Grand River Dam Authority
Series A
Revenue Bonds
5.000%, 06/01/30	200,000	234,432
Oklahoma Turnpike Authority
Series A
Revenue Bonds
3.750%, 01/01/33	100,000	104,579
Total Oklahoma		339,011
Pennsylvania 5.9%
Chambersburg Area Municipal Authority
Revenue Bonds
5.500%, 10/01/33	150,000	151,862
Chester County Health & Education Facilities Authority
Revenue Bonds
4.250%, 11/01/32	100,000	94,843

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
Delaware Valley Regional Finance Authority
Revenue Bonds
5.750%, 07/01/32	100,000	126,525
Hospitals & Higher Education Facilities Authority of Philadelphia (The)
Revenue Bonds
5.000%, 07/01/33	100,000	108,048
Pennsylvania Turnpike Commission
Series B-2
Revenue Bonds
5.000%, 06/01/28	200,000	232,508
Philadelphia Authority For Industrial Development
Series 2015
Revenue Bonds
5.000%, 04/01/33	225,000	253,721
Total Pennsylvania		967,507
South Carolina 1.7%
Charleston Educational Excellence Finance Corp.
Revenue Bonds
5.000%, 12/01/26	250,000	284,392
Texas 9.7%
City of Dallas
5.000%, 02/15/23	100,000	112,055
City of Houston TX Combined Utility System Revenue
Series B
Revenue Bonds
5.000%, 11/15/27	130,000	155,184
New Hope Cultural Education Facilities Finance Corp.
Series A
Revenue Bonds
4.000%, 08/15/40	225,000	227,268
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/24, Series B	235,000	260,921
5.000%, 01/01/27, Series A	530,000	610,171
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
5.000%, 11/15/29, Series A	110,000	127,152
5.000%, 05/15/37	100,000	102,379
Total Texas		1,595,130
Utah 0.7%
Salt Lake City Corp. Airport Revenue
Series A
Revenue Bonds
5.000%, 07/01/30	100,000	117,668

Issue Description	Principal Amount ($)	Value ($)

Municipal Bonds (continued)
Virginia 1.6%
City of Richmond VA Public Utility Revenue
Revenue Bonds
5.000%, 01/15/27	220,000	260,421
Washington 4.4%
State of Washington
Series R-2012C
5.000%, 07/01/23	225,000	248,877
Washington Health Care Facilities Authority
Revenue Bonds
5.000%, 10/01/29, Series B	250,000	300,060
5.000%, 10/01/38, Series D	150,000	165,788
Total Washington		714,725
West Virginia 1.0%
West Virginia Economic Development Authority
Series A
Revenue Bonds
5.000%, 06/01/29	150,000	163,689
Wisconsin 1.2%
State of Wisconsin
Series 3
5.000%, 11/01/23	170,000	189,684
Total Municipal Bonds (Cost $15,808,822)		16,231,093
Total Investments in Securities
(Cost $15,808,822)		16,231,093(c)
Other Assets & Liabilities, Net		240,450
Net Assets		16,471,543

Notes to Portfolio of Investments

(a)             Zero coupon bond.

(b)             Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2019, the net value of these securities amounted to $80,970 which represents 0.5% of net assets.

(c)             Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Municipal Bonds	—	16,231,093	—	16,231,093

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen,
President and Principal Executive Officer

Date	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen,
President and Principal Executive Officer

Date	March 22, 2019

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke,
Chief Financial Officer

Date	March 22, 2019